Schedule of finance costs (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Hire purchase liabilities		$ 1,022	$ 38	$ 594
Lease liabilities	28,623	16,119	48,245	42,250
Finance costs	$ 28,623	$ 17,141	$ 48,283	$ 42,844